Condensed Consolidating Financial Information (Condensed Consolidating Income Statement) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 2,107,308	$ 2,828,892	$ 3,562,812	$ 5,147,622
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	1,602,628	2,177,887	2,649,989	3,919,197
Direct operating expenses (exclusive of depreciation and amortization)	231,169	224,723	454,754	440,034
Selling, general and administrative expenses	56,052	59,540	109,337	115,343
Gain on disposal of assets, net	(772)	(387)	(902)	(105)
Maintenance turnaround expense	400	593	525	698
Depreciation and amortization	54,359	51,143	107,010	101,069
Total operating costs and expenses	1,943,836	2,513,499	3,320,713	4,576,236
Operating income	163,472	315,393	242,099	571,386
Income (Loss) from Equity Method Investments	0	0	0	0
Other income (expense):
Interest income	131	201	295	364
Interest and debt expense	(26,928)	(27,316)	(53,609)	(52,273)
Other, net	4,341	4,024	10,445	7,230
Income before income taxes	141,016	292,302	199,230	526,707
Provision for income taxes	(38,152)	(78,435)	(56,781)	(137,872)
Net income	102,864	213,867	142,449	388,835
Less net income attributable to non-controlling interests	37,449	79,948	46,496	148,927
Net income attributable to Western Refining, Inc.	65,415	133,919	95,953	239,908
Comprehensive income attributable to Western Refining, Inc.	65,363	133,968	95,901	239,965
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	(662,827)	(742,250)	(1,177,375)	(1,511,792)
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	(662,827)	(742,250)	(1,177,375)	(1,511,792)
Direct operating expenses (exclusive of depreciation and amortization)	0	0	0	0
Selling, general and administrative expenses	0	0	0	0
Gain on disposal of assets, net	0	0	0	0
Maintenance turnaround expense	0	0	0	0
Depreciation and amortization	0	0	0	0
Total operating costs and expenses	(662,827)	(742,250)	(1,177,375)	(1,511,792)
Operating income	0	0	0	0
Income (Loss) from Equity Method Investments	(91,038)	(156,817)	(144,067)	(284,804)
Other income (expense):
Interest income	0	0	0	0
Interest and debt expense	0	0	0	0
Other, net	0	0	0	0
Income before income taxes	(91,038)	(156,817)	(144,067)	(284,804)
Provision for income taxes	0	0	0	0
Net income	(91,038)	(156,817)	(144,067)	(284,804)
Less net income attributable to non-controlling interests	0	0	0	0
Net income attributable to Western Refining, Inc.	(91,038)	(156,817)	(144,067)	(284,804)
Comprehensive income attributable to Western Refining, Inc.	(91,038)	(156,817)	(144,067)	(284,804)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	0	0	0	0
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	0	0	0	0
Direct operating expenses (exclusive of depreciation and amortization)	0	0	0	0
Selling, general and administrative expenses	47	47	93	94
Gain on disposal of assets, net	0	0	0	0
Maintenance turnaround expense	0	0	0	0
Depreciation and amortization	0	0	0	0
Total operating costs and expenses	47	47	93	94
Operating income	(47)	(47)	(93)	(94)
Income (Loss) from Equity Method Investments	79,634	147,554	123,359	267,313
Other income (expense):
Interest income	0	0	0	0
Interest and debt expense	(14,172)	(13,588)	(27,313)	(27,311)
Other, net	0	0	0	0
Income before income taxes	65,415	133,919	95,953	239,908
Provision for income taxes	0	0	0	0
Net income	65,415	133,919	95,953	239,908
Less net income attributable to non-controlling interests	0	0	0	0
Net income attributable to Western Refining, Inc.	65,415	133,919	95,953	239,908
Comprehensive income attributable to Western Refining, Inc.	65,415	133,919	95,953	239,908
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	1,491,182	1,982,418	2,495,722	3,765,518
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	1,248,465	1,647,312	2,047,013	3,136,000
Direct operating expenses (exclusive of depreciation and amortization)	113,600	110,317	220,140	219,552
Selling, general and administrative expenses	27,701	29,895	52,396	59,425
Gain on disposal of assets, net	35	69	9	450
Maintenance turnaround expense	400	593	525	698
Depreciation and amortization	26,796	24,958	52,334	49,627
Total operating costs and expenses	1,416,997	1,813,144	2,372,417	3,465,752
Operating income	74,185	169,274	123,305	299,766
Income (Loss) from Equity Method Investments	11,404	9,263	20,708	17,491
Other income (expense):
Interest income	103	105	217	202
Interest and debt expense	(758)	(733)	(1,496)	(1,240)
Other, net	24	(558)	1,093	(513)
Income before income taxes	84,958	177,351	143,827	315,706
Provision for income taxes	(37,935)	(78,287)	(56,303)	(137,521)
Net income	47,023	99,064	87,524	178,185
Less net income attributable to non-controlling interests	0	0	0	0
Net income attributable to Western Refining, Inc.	47,023	99,064	87,524	178,185
Comprehensive income attributable to Western Refining, Inc.	47,023	99,072	87,524	178,201
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	1,278,953	1,588,724	2,244,465	2,893,896
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	1,016,990	1,272,825	1,780,351	2,294,989
Direct operating expenses (exclusive of depreciation and amortization)	117,569	114,406	234,614	220,482
Selling, general and administrative expenses	28,304	29,598	56,848	55,824
Gain on disposal of assets, net	(807)	(456)	(911)	(555)
Maintenance turnaround expense	0	0	0	0
Depreciation and amortization	27,563	26,185	54,676	51,442
Total operating costs and expenses	1,189,619	1,442,558	2,125,578	2,622,182
Operating income	89,334	146,166	118,887	271,714
Income (Loss) from Equity Method Investments	0	0	0	0
Other income (expense):
Interest income	28	96	78	162
Interest and debt expense	(11,998)	(12,995)	(24,800)	(23,722)
Other, net	4,317	4,582	9,352	7,743
Income before income taxes	81,681	137,849	103,517	255,897
Provision for income taxes	(217)	(148)	(478)	(351)
Net income	81,464	137,701	103,039	255,546
Less net income attributable to non-controlling interests	37,449	79,948	46,496	148,927
Net income attributable to Western Refining, Inc.	44,015	57,753	56,543	106,619
Comprehensive income attributable to Western Refining, Inc.	$ 43,963	$ 57,794	$ 56,491	$ 106,660